Subsidiary guarantee information	6 Months Ended
Jun. 30, 2019
Subsidiary guarantee information [Text Block]
34 Subsidiary guarantee information
Certain wholly owned finance subsidiaries of the Group, including Credit Suisse Group Funding (Guernsey) Limited, which is a Guernsey incorporated non-cellular company limited by shares, have issued securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law for the Guernsey subsidiary, applicable to some of the Group’s subsidiaries that may limit their ability to pay dividends or distributions and make loans and advances to the Group.
The Group and the Bank have issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.
Condensed consolidating statements of operations
in 2Q19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,016	4,639		5,655	311		(313)	5,653
Interest expense	(1,096)	(2,552)		(3,648)	(322)		318	(3,652)
Net interest income	(80)	2,087		2,007	(11)		5	2,001
Commissions and fees	912	1,992		2,904	5		18	2,927
Trading revenues	221	10		231	(54)		5	182
Other revenues	512	22		534	1,020	[2]	(1,083)	471
Net revenues	1,565	4,111		5,676	960		(1,055)	5,581
Provision for credit losses	3	22		25	0		0	25
Compensation and benefits	698	1,607		2,305	30		210	2,545
General and administrative expenses	459	1,304		1,763	(7)		(361)	1,395
Commission expenses	44	269		313	0		1	314
Total other operating expenses	503	1,573		2,076	(7)		(360)	1,709
Total operating expenses	1,201	3,180		4,381	23		(150)	4,254
Income/(loss) before taxes	361	909		1,270	937		(905)	1,302
Income tax expense	140	199		339	0		26	365
Net income/(loss)	221	710		931	937		(931)	937
Net income/(loss) attributable to noncontrolling interests	3	1		4	0		(4)	0
Net income/(loss) attributable to shareholders	218	709		927	937		(927)	937
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2Q19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	221	710		931	937	(931)	937
Gains/(losses) on cash flow hedges	0	45		45	(1)	(1)	43
Foreign currency translation	(323)	(255)		(578)	(1)	(13)	(592)
Unrealized gains/(losses) on securities	0	12		12	0	0	12
Actuarial gains/(losses)	4	0		4	0	382	386
Net prior service credit/(cost)	0	0		0	0	306	306
Gains/(losses) on liabilities related to credit risk	(16)	(200)		(216)	(19)	4	(231)
Other comprehensive income/(loss), net of tax	(335)	(398)		(733)	(21)	678	(76)
Comprehensive income/(loss)	(114)	312		198	916	(253)	861
Comprehensive income/(loss) attributable to noncontrolling interests	1	(11)		(10)	0	7	(3)
Comprehensive income/(loss) attributable to shareholders	(115)	323		208	916	(260)	864
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2Q18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,048	4,046		5,094	202		(206)	5,090
Interest expense	(1,081)	(2,386)		(3,467)	(215)		185	(3,497)
Net interest income	(33)	1,660		1,627	(13)		(21)	1,593
Commissions and fees	924	2,196		3,120	7		32	3,159
Trading revenues	177	357		534	(23)		17	528
Other revenues	417	(87)		330	696	[2]	(711)	315
Net revenues	1,485	4,126		5,611	667		(683)	5,595
Provision for credit losses	1	72		73	0		0	73
Compensation and benefits	741	1,612		2,353	15		179	2,547
General and administrative expenses	463	1,272		1,735	4		(319)	1,420
Commission expenses	58	270		328	0		0	328
Restructuring expenses	89	56		145	0		30	175
Total other operating expenses	610	1,598		2,208	4		(289)	1,923
Total operating expenses	1,351	3,210		4,561	19		(110)	4,470
Income/(loss) before taxes	133	844		977	648		(573)	1,052
Income tax expense	24	306		330	1		67	398
Net income/(loss)	109	538		647	647		(640)	654
Net income/(loss) attributable to noncontrolling interests	4	5		9	0		(2)	7
Net income/(loss) attributable to shareholders	105	533		638	647		(638)	647
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2Q18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	109	538		647	647	(640)	654
Gains/(losses) on cash flow hedges	0	(7)		(7)	(3)	0	(10)
Foreign currency translation	596	(39)		557	1	7	565
Unrealized gains/(losses) on securities	0	(8)		(8)	0	0	(8)
Actuarial gains/(losses)	7	4		11	0	62	73
Net prior service credit/(cost)	0	0		0	0	(29)	(29)
Gains/(losses) on liabilities related to credit risk	30	643		673	43	45	761
Other comprehensive income/(loss), net of tax	633	593		1,226	41	85	1,352
Comprehensive income/(loss)	742	1,131		1,873	688	(555)	2,006
Comprehensive income/(loss) attributable to noncontrolling interests	8	29		37	0	(25)	12
Comprehensive income/(loss) attributable to shareholders	734	1,102		1,836	688	(530)	1,994
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	2,014	8,462		10,476	611		(616)	10,471
Interest expense	(2,158)	(4,763)		(6,921)	(635)		618	(6,938)
Net interest income	(144)	3,699		3,555	(24)		2	3,533
Commissions and fees	1,616	3,867		5,483	11		45	5,539
Trading revenues	426	661		1,087	(64)		(1)	1,022
Other revenues	996	(10)		986	1,797	[2]	(1,909)	874
Net revenues	2,894	8,217		11,111	1,720		(1,863)	10,968
Provision for credit losses	9	97		106	0		0	106
Compensation and benefits	1,430	3,179		4,609	48		406	5,063
General and administrative expenses	908	2,600		3,508	(14)		(686)	2,808
Commission expenses	95	532		627	0		0	627
Total other operating expenses	1,003	3,132		4,135	(14)		(686)	3,435
Total operating expenses	2,433	6,311		8,744	34		(280)	8,498
Income/(loss) before taxes	452	1,809		2,261	1,686		(1,583)	2,364
Income tax expense/(benefit)	180	521		701	0		(23)	678
Net income/(loss)	272	1,288		1,560	1,686		(1,560)	1,686
Net income/(loss) attributable to noncontrolling interests	3	4		7	0		(7)	0
Net income/(loss) attributable to shareholders	269	1,284		1,553	1,686		(1,553)	1,686
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	272	1,288		1,560	1,686	(1,560)	1,686
Gains/(losses) on cash flow hedges	0	93		93	(3)	(1)	89
Foreign currency translation	(147)	(244)		(391)	2	(4)	(393)
Unrealized gains/(losses) on securities	0	27		27	0	(1)	26
Actuarial gains/(losses)	6	2		8	0	438	446
Net prior service credit/(cost)	0	0		0	0	282	282
Gains/(losses) on liabilities related to credit risk	(53)	(1,185)		(1,238)	(48)	(66)	(1,352)
Other comprehensive income/(loss), net of tax	(194)	(1,307)		(1,501)	(49)	648	(902)
Comprehensive income/(loss)	78	(19)		59	1,637	(912)	784
Comprehensive income/(loss) attributable to noncontrolling interests	2	(2)		0	0	(1)	(1)
Comprehensive income/(loss) attributable to shareholders	76	(17)		59	1,637	(911)	785
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,996	7,550		9,546	384		(389)	9,541
Interest expense	(2,070)	(4,233)		(6,303)	(410)		350	(6,363)
Net interest income	(74)	3,317		3,243	(26)		(39)	3,178
Commissions and fees	1,827	4,299		6,126	14		65	6,205
Trading revenues	461	587		1,048	9		49	1,106
Other revenues	726	53		779	1,375	[2]	(1,412)	742
Net revenues	2,940	8,256		11,196	1,372		(1,337)	11,231
Provision for credit losses	1	120		121	0		0	121
Compensation and benefits	1,444	3,257		4,701	32		352	5,085
General and administrative expenses	881	2,677		3,558	(2)		(628)	2,928
Commission expenses	124	548		672	0		0	672
Restructuring expenses	149	108		257	0		62	319
Total other operating expenses	1,154	3,333		4,487	(2)		(566)	3,919
Total operating expenses	2,598	6,590		9,188	30		(214)	9,004
Income/(loss) before taxes	341	1,546		1,887	1,342		(1,123)	2,106
Income tax expense	63	566		629	1		130	760
Net income/(loss)	278	980		1,258	1,341		(1,253)	1,346
Net income/(loss) attributable to noncontrolling interests	4	5		9	0		(4)	5
Net income/(loss) attributable to shareholders	274	975		1,249	1,341		(1,249)	1,341
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	278	980		1,258	1,341	(1,253)	1,346
Gains/(losses) on cash flow hedges	0	(43)		(43)	0	0	(43)
Foreign currency translation	236	(174)		62	1	0	63
Unrealized gains/(losses) on securities	0	(13)		(13)	0	(1)	(14)
Actuarial gains/(losses)	6	9		15	0	138	153
Net prior service credit/(cost)	0	0		0	0	(60)	(60)
Gains/(losses) on liabilities related to credit risk	23	968		991	77	84	1,152
Other comprehensive income/(loss), net of tax	265	747		1,012	78	161	1,251
Comprehensive income/(loss)	543	1,727		2,270	1,419	(1,092)	2,597
Comprehensive income/(loss) attributable to noncontrolling interests	5	11		16	0	(15)	1
Comprehensive income/(loss) attributable to shareholders	538	1,716		2,254	1,419	(1,077)	2,596
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2Q19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,687	89,087		91,774	264	451	92,489
Interest-bearing deposits with banks	10	831		841	493	(425)	909
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	38,653	74,813		113,466	0	0	113,466
Securities received as collateral	3,686	41,692		45,378	0	0	45,378
Trading assets	33,012	112,746		145,758	0	(145)	145,613
Investment securities	0	1,396		1,396	27,781	(27,779)	1,398
Other investments	774	4,172		4,946	48,922	(48,882)	4,986
Net loans	12,506	287,775		300,281	0	(6,484)	293,797
Goodwill	721	3,304		4,025	0	706	4,731
Other intangible assets	199	17		216	0	0	216
Brokerage receivables	17,556	24,098		41,654	0	0	41,654
Other assets	12,162	24,931		37,093	621	1,865	39,579
Total assets	121,966	664,862		786,828	78,081	(80,693)	784,216
Liabilities and equity (CHF million)
Due to banks	94	18,398		18,492	1,769	(1,763)	18,498
Customer deposits	1	365,555		365,556	0	(1,254)	364,302
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,014	13,677		19,691	0	(109)	19,582
Obligation to return securities received as collateral	3,686	41,692		45,378	0	0	45,378
Trading liabilities	10,850	32,520		43,370	0	(14)	43,356
Short-term borrowings	9,365	17,263		26,628	0	(489)	26,139
Long-term debt	50,342	106,676		157,018	32,212	(31,275)	157,955
Brokerage payables	15,966	19,154		35,120	0	0	35,120
Other liabilities	9,681	19,720		29,401	427	130	29,958
Total liabilities	105,999	634,655		740,654	34,408	(34,774)	740,288
Total shareholders' equity	15,893	29,429		45,322	43,673	(45,322)	43,673
Noncontrolling interests	74	778		852	0	(597)	255
Total equity	15,967	30,207		46,174	43,673	(45,919)	43,928

Total liabilities and equity	121,966	664,862		786,828	78,081	(80,693)	784,216
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 4Q18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,540	96,774		99,314	324	409	100,047
Interest-bearing deposits with banks	22	1,052		1,074	498	(430)	1,142
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,640	81,455		117,095	0	0	117,095
Securities received as collateral	4,751	36,945		41,696	0	0	41,696
Trading assets [2]	29,341	104,518		133,859	0	(224)	133,635
Investment securities [2]	0	1,477		1,477	23,456	(23,454)	1,479
Other investments	826	3,998		4,824	48,030	(47,964)	4,890
Net loans	12,263	280,612		292,875	0	(5,294)	287,581
Goodwill	727	3,329		4,056	0	710	4,766
Other intangible assets	200	19		219	0	0	219
Brokerage receivables	20,772	18,135		38,907	0	0	38,907
Other assets [3]	12,967	23,706		36,673	547	239	37,459
Total assets	120,049	652,020		772,069	72,855	(76,008)	768,916
Liabilities and equity (CHF million)
Due to banks	59	15,161		15,220	1,364	(1,364)	15,220
Customer deposits	0	365,263		365,263	0	(1,338)	363,925
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,296	18,327		24,623	0	0	24,623
Obligation to return securities received as collateral	4,751	36,945		41,696	0	0	41,696
Trading liabilities	8,693	33,478		42,171	0	(2)	42,169
Short-term borrowings	9,679	12,740		22,419	0	(493)	21,926
Long-term debt	47,074	106,359		153,433	27,112	(26,237)	154,308
Brokerage payables	17,452	13,471		30,923	0	0	30,923
Other liabilities	9,995	20,332		30,327	457	(677)	30,107
Total liabilities	103,999	622,076		726,075	28,933	(30,111)	724,897
Total shareholders' equity	15,971	29,325		45,296	43,922	(45,296)	43,922
Noncontrolling interests	79	619		698	0	(601)	97
Total equity	16,050	29,944		45,994	43,922	(45,897)	44,019

Total liabilities and equity	120,049	652,020		772,069	72,855	(76,008)	768,916
1 Includes eliminations and consolidation adjustments.
2
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

3 Includes premises and equipment which were previously presented separately in the consolidated balance sheet.
Condensed consolidating statements of cash flows
in 6M19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	738	(3,240)		(2,502)	(111)	[2]	(847)	(3,460)
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	12	225		237	5		(6)	236
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(3,428)	6,348		2,920	0		0	2,920
Purchase of investment securities	0	(307)		(307)	(3,517)		3,517	(307)
Proceeds from sale of investment securities	0	4		4	0		0	4
Maturities of investment securities	0	394		394	0		0	394
Investments in subsidiaries and other investments	(40)	(107)		(147)	(5)		5	(147)
Proceeds from sale of other investments	317	251		568	25		(1)	592
(Increase)/decrease in loans	(419)	(10,646)		(11,065)	0		1,198	(9,867)
Proceeds from sales of loans	0	2,460		2,460	0		0	2,460
Capital expenditures for premises and equipment and other intangible assets	(144)	(327)		(471)	0		(83)	(554)
Proceeds from sale of premises and equipment and other intangible assets	0	29		29	0		0	29
Other, net	40	182		222	0		0	222
Net cash provided by/(used in) investing activities	(3,662)	(1,494)		(5,156)	(3,492)		4,630	(4,018)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	37	4,872		4,909	405		(317)	4,997
Increase/(decrease) in short-term borrowings	(228)	4,119		3,891	0		(47)	3,844
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(228)	(4,628)		(4,856)	0		(111)	(4,967)
Issuances of long-term debt	106,285	(91,626)		14,659	4,217		(4,239)	14,637
Repayments of long-term debt	(102,644)	84,040		(18,604)	0		0	(18,604)
Sale of treasury shares	0	0		0	3		4,717	4,720
Repurchase of treasury shares	0	0		0	(1,013)		(4,705)	(5,718)
Dividends paid	(1)	(10)		(11)	(695)		10	(696)
Other, net	(126)	406		280	626		948	1,854
Net cash provided by/(used in) financing activities	3,095	(2,827)		268	3,543		(3,744)	67
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(24)	(126)		(150)	0		3	(147)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	147	(7,687)		(7,540)	(60)		42	(7,558)

Cash and due from banks at beginning of period [3]	2,540	96,774		99,314	324		409	100,047
Cash and due from banks at end of period [3]	2,687	89,087		91,774	264		451	92,489
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 14 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.
Condensed consolidating statements of cash flows (continued)
in 6M18	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank		Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	(1,870)	13,698		11,828		(130)	[2]	156	11,854
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	11	(310)		(299)		(8)		8	(299)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,462	(2,425)		(963)		0		0	(963)
Purchase of investment securities	0	(379)		(379)		(4,846)		4,846	(379)
Proceeds from sale of investment securities	0	255		255		0		0	255
Maturities of investment securities	0	130		130		0		0	130
Investments in subsidiaries and other investments	(85)	(221)		(306)		(5)		5	(306)
Proceeds from sale of other investments	168	474		642		4		(9)	637
(Increase)/decrease in loans	151	(11,738)	[3]	(11,587)	[3]	0		1,416	(10,171)	[3]
Proceeds from sales of loans	0	3,472	[3]	3,472	[3]	0		0	3,472	[3]
Capital expenditures for premises and equipment and other intangible assets	(133)	(343)		(476)		0		(53)	(529)
Proceeds from sale of premises and equipment and other intangible assets	0	80		80		0		(51)	29
Other, net	3	201		204		0		0	204
Net cash provided by/(used in) investing activities	1,577	(10,804)		(9,227)		(4,855)		6,162	(7,920)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	(171)	6,811		6,640		522		(803)	6,359
Increase/(decrease) in short-term borrowings	(2,189)	6,649		4,460		0		(8)	4,452
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1,206	(7,974)		(6,768)		0		0	(6,768)
Issuances of long-term debt	7,734	8,299		16,033		4,622		(4,744)	15,911
Repayments of long-term debt	(6,104)	(14,436)		(20,540)		0		0	(20,540)
Sale of treasury shares	0	0		0		0		6,175	6,175
Repurchase of treasury shares	0	0		0		(757)		(6,142)	(6,899)
Dividends paid	(1)	(13)		(14)		(661)		10	(665)
Other, net	(305)	(467)		(772)		1,009		25	262
Net cash provided by/(used in) financing activities	170	(1,131)		(961)		4,735		(5,487)	(1,713)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	49	437		486		0		(9)	477
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(74)	2,200		2,126		(250)		822	2,698

Cash and due from banks at beginning of period [4]	3,058	106,452		109,510		516		(211)	109,815
Cash and due from banks at end of period [4]	2,984	108,652		111,636		266		611	112,513
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 6 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Balance has been corrected.
4 Includes restricted cash.